COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2018
Compensation of directors and other key management personnel [Abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
The remuneration of the Company’s key management personnel
(1)
 was as follows:

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
KEY MANAGEMENT PERSONNEL REMUNERATION
Short-term benefits (2)	1.5	2.5
Share-based payments	-	2.4
Termination benefits	4.1	1.5
Total key management personnel remuneration	5.6	6.4
1.	Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Company.

2.	Short-term benefits include salaries, bonuses payable within twelve months of the statement of financial position date and other annual employee benefits.